FAIR VALUE MEASUREMENTS - Assets and liabilities measured on recurring basis (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2022	May 27, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 230,091,362	$ 230,158,259	$ 82,578,288
Warrant liability	25,489,000	12,766,082	12,693,389
Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	82	598	913
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	230,091,280	230,157,661	82,577,375
Public Warrant.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		7,820,000	8,043,100
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		4,946,082	4,650,289
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	230,098,795	230,158,259	$ 82,578,288
Level 1 | Public Warrant.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	15,985,000	7,820,000
Level 3 | Public Warrant.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of initial measurement on fair value of warrant	11,270,000
Aggregate value of subsequent measurement on fair value of warrant	0	0		$ 0
Fair values of warrants transfers out of Level 3	0	0
Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	9,504,000	4,946,082
Aggregate value of initial measurement on fair value of warrant	6,732,000
Aggregate value of subsequent measurement on fair value of warrant	9,504,000	4,946,082		$ 0
Fair values of warrants transfers out of Level 3	$ 2,772,000	$ (4,557,918)